Retained Earnings	12 Months Ended
Dec. 31, 2017
Retained Earnings Note Disclosure [Abstract]
Disclosure of retained earnings accumulated deficit [Text block]

31. RETAINED EARNINGS

(1)	Details of retained earnings are as follows (Unit: Korean Won in millions):

		December 31, 2016	December 31, 2017
Legal reserve	Earned surplus reserve	1,622,754	1,729,754
	Other legal reserve	44,634	45,668

	Sub-total	1,667,388	1,775,422

Voluntary reserve	Business rationalisation reserve	8,000	8,000
	Reserve for financial structure improvement	235,400	235,400
	Additional reserve	7,073,104	7,418,806
	Regulatory reserve for credit loss	2,255,252	2,438,191
	Revaluation reserve	753,908	751,964
	Other voluntary reserve	11,700	11,700

	Sub-total	10,337,364	10,864,061

Retained earnings before appropriation		2,606,814	2,980,523

	Total	14,611,566	15,620,006

i.	Legal reserve

In accordance with the Banking Act, legal reserve are appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.

ii.	Other legal reserve

Other legal reserves are appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, respectively, and may be used to offset any deficit incurred in those branches.

iii.	Business rationalization reserve

Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.

iv.	Reserve for financial structure improvement

From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least ten percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. Since 2015, reservation and appropriation became an autonomous judgment matter of the Group.

v.	Additional reserve and other voluntary reserve

Both of Additional reserve and other voluntary reserve are appropriated for capital adequacy and other management purpose.

vi.	Regulatory reserve for credit loss

In accordance with Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit losses under IFRS for the accounting purpose are lower than provisions under RSBB, the Group discloses such shortfall amount as regulatory reserve for credit loss.

vii.	Revaluation reserve

Revaluation reserve is the amount of limited dividends set by the board of directors to be the recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.

(2)	Changes in retained earnings are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Beginning balance	14,165,358	13,726,122	14,611,566
Net income attributable to owners	1,059,157	1,261,266	1,512,148
Dividends on common stock	(504,952)	(168,317)	(336,636)
Dividends on hybrid securities	(183,320)	(206,515)	(167,072)
Appreciation of merger losses	(806,640)	—	—
Repayment of hybrid securities	—	(990)	—
Retirement of treasury stock	(3,481)	—	—

Ending balance	13,726,122	14,611,566	15,620,006